Tax Status	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
Tax Status

NOTE 4 - TAX STATUS

Accounting principles generally accepted in the United States of America require plan management to evaluate tax positions taken by the plan and recognize a tax liability if the plan has taken an uncertain position that more likely than not would not be sustained upon examination by the Internal Revenue Service. The plan administrator has analyzed the tax positions taken by the plan, and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements. The plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. The Plan Administrator believes it is no longer subject to income tax examinations for years prior to 2022. On June 30, 2020, the Internal Revenue Service issued a letter to Retirement Direct LLC., provider of the Bank’s Prototype Plan, that the form of Plan submitted was acceptable for use by employers for the benefit of their employees in accordance with applicable sections of the Internal Revenue Code. As a result, the Plan Administrator believes that the plan is designed and is currently being operated in compliance with the applicable requirements of the Internal Revenue Code.